Schedule of Changes to Derivative Liabilities (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Intangible assets other than goodwill	$ 305,025	$ 1,922,246	$ 286,997
Fair value of derivative liabilities on date of issuance	129,440	2,333,515	1,388,790
Fair value changes of derivative liability Finders Warrants	(38,060)	(333,740)	92,028
Fair value changes of derivative liability Incentive Warrants	(11,754)	(389,790)	(7,952)
Fair value changes of derivative liability Settlement Warrants	(160,622)	(949,817)	162,383
Fair value changes of derivative liability Agents Warrants	(37,803)	(84,460)
Fair value changes of derivative liability Performance Warrants	(946)	(170,685)
Fair value changes of derivative liability Settlement Warrants		(453,687)
Disposal of 2024 Settlement Warrants	1,568,557	(1,568,557)
Fair value changes of derivative liability Octagon Warrants	(73,367)
Intangible assets other than goodwill	$ 111,913	$ 305,025	$ 1,922,246